Stockholders' Equity - Equity Incentive Plans - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense
Total unrecognized stock-based compensation related to unvested stock option awards granted	$ 14,600		$ 14,600		$ 100
Period for recognition of unrecognized stock-based compensation related to unvested stock option awards granted			3 years 2 months 12 days		1 year 1 month 6 days
Total stock-based compensation expense	967	$ 16	$ 3,207	$ 54	$ 69	$ 93
Research and Development Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	197	11	735	34	45	44
General and Administrative Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	$ 770	$ 5	$ 2,472	$ 20	$ 24	$ 49